Trading Properties (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net book value	$ 11,471	$ 11,512
Contractual obligations	57,107	$ 37,982
Impairment loss	$ 19,125